Cover	Aug. 13, 2024
Cover [Abstract]
Entity Registrant Name	KHEOBA CORP.
Entity Central Index Key	0001909770
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 13, 2024
Entity Ex Transition Period	true
Entity File Number	333-263020
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1636812
Entity Address Address Line 1	2A Los Realejos 38410
Entity Address City Or Town	Tenerife
Entity Address Country	ES
Entity Address Postal Zip Code	38410
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	833-9604